Stock Plans (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share based compensation shares authorized under stock option plans exercise price range
Exercise Prices, Lower Limit	$ 0.69
Exercise Prices, Upper Limit	$ 4.06
Number Outstanding	6,732
Weighted Average Remaining Life (Years)	5 years 9 months
Weighted Average Exercise Price	$ 1.31
Number Exercisable	6,728
Weighted Average Exercise Price	$ 1.31
Range One [Member]
Share based compensation shares authorized under stock option plans exercise price range
Exercise Prices, Lower Limit	$ 0.69
Exercise Prices, Upper Limit	$ 1.53
Number Outstanding	5,423
Weighted Average Remaining Life (Years)	6 years 3 months 25 days
Weighted Average Exercise Price	$ 1.05
Number Exercisable	5,422
Weighted Average Exercise Price	$ 1.05
Range Two [Member]
Share based compensation shares authorized under stock option plans exercise price range
Exercise Prices, Lower Limit	$ 1.54
Exercise Prices, Upper Limit	$ 2.38
Number Outstanding	604
Weighted Average Remaining Life (Years)	3 years 10 months 6 days
Weighted Average Exercise Price	$ 2.19
Number Exercisable	601
Weighted Average Exercise Price	$ 2.19
Range Three [Member]
Share based compensation shares authorized under stock option plans exercise price range
Exercise Prices, Lower Limit	$ 2.39
Exercise Prices, Upper Limit	$ 3.22
Number Outstanding	643
Weighted Average Remaining Life (Years)	3 years 3 months 7 days
Weighted Average Exercise Price	$ 2.52
Number Exercisable	643
Weighted Average Exercise Price	$ 2.52
Range Four [Member]
Share based compensation shares authorized under stock option plans exercise price range
Exercise Prices, Lower Limit	$ 3.23
Exercise Prices, Upper Limit	$ 4.06
Number Outstanding	62
Weighted Average Remaining Life (Years)	1 month 10 days
Weighted Average Exercise Price	$ 3.70
Number Exercisable	62
Weighted Average Exercise Price	$ 3.70